RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following are reconciliations of net assets available for benefits and benefits paid from the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$171,212,281	$126,777,958
Less: Deemed distributions of participant loans	(359,086)	(202,405)
Net assets available for benefits per Form 5500	$170,853,195	$126,575,553

Year Ended
December 31, 2025
Distributions to participants or beneficiaries per the financial statements	$7,122,453
Add: Deemed distributions of participant loans at December 31, 2025	359,086
Less: Deemed distributions of participant loans at December 31, 2024	(202,405)
Distributions to participants or beneficiaries per Form 5500	$7,279,134
Deemed distributions of participant loans are included within the Notes receivable from participants balance per the Statements of Net Assets Available for Benefits, however, are reported as taxable distributions per Form 5500.